Schedule III Real Estate and Accumulated Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percentage, Properties	100.00%	100.00%
Encumbrances	$ 18,766,000
Initial Cost to Company, Land	111,021,000
Initial Cost to Company, Building and Improvements	878,763,000
Cost Capitalized Subsequent to Acquisition	20,407,000
Gross Amount of Which Carried at Close of Period, Land	111,027,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	899,165,000
Gross Amount of Which Carried at Close of Period, Total	1,010,192,000	$ 946,118,000	$ 756,988,000	$ 428,550,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(82,246,000)	$ (51,058,000)	$ (25,312,000)	$ (8,885,000)
Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,766,000
Initial Cost to Company, Land	111,021,000
Initial Cost to Company, Building and Improvements	878,763,000
Cost Capitalized Subsequent to Acquisition	20,381,000
Gross Amount of Which Carried at Close of Period, Land	111,027,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	899,139,000
Gross Amount of Which Carried at Close of Period, Total	1,010,166,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(82,246,000)
Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	26,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	26,000
Gross Amount of Which Carried at Close of Period, Total	26,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	0
Auburn MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	406,000
Initial Cost to Company, Building and Improvements	4,600,000
Cost Capitalized Subsequent to Acquisition	230,000
Gross Amount of Which Carried at Close of Period, Land	406,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	4,830,000
Gross Amount of Which Carried at Close of Period, Total	5,236,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(740,000)
Pottsville MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,493,000
Initial Cost to Company, Building and Improvements	7,050,000
Cost Capitalized Subsequent to Acquisition	118,000
Gross Amount of Which Carried at Close of Period, Land	1,493,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	7,168,000
Gross Amount of Which Carried at Close of Period, Total	8,661,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,232,000)
Charlottesville MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	4,768,000
Initial Cost to Company, Building and Improvements	13,330,000
Cost Capitalized Subsequent to Acquisition	83,000
Gross Amount of Which Carried at Close of Period, Land	4,768,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	13,413,000
Gross Amount of Which Carried at Close of Period, Total	18,181,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(2,098,000)
Rochester Hills MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,805,000
Initial Cost to Company, Land	1,727,000
Initial Cost to Company, Building and Improvements	5,763,000
Cost Capitalized Subsequent to Acquisition	284,000
Gross Amount of Which Carried at Close of Period, Land	1,727,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	6,047,000
Gross Amount of Which Carried at Close of Period, Total	7,774,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,036,000)
Cullman MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	13,989,000
Cost Capitalized Subsequent to Acquisition	101,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	14,090,000
Gross Amount of Which Carried at Close of Period, Total	14,090,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,781,000)
Iron MOB Portfolio [Member] | Iron MOB Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	10,237,000
Cost Capitalized Subsequent to Acquisition	1,221,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	11,458,000
Gross Amount of Which Carried at Close of Period, Total	11,458,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,775,000)
Iron MOB Portfolio [Member] | Iron MOB Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	6,906,000
Cost Capitalized Subsequent to Acquisition	1,203,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,109,000
Gross Amount of Which Carried at Close of Period, Total	8,109,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,222,000)
Iron MOB Portfolio [Member] | Iron MOB Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	7,907,000
Cost Capitalized Subsequent to Acquisition	73,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	7,980,000
Gross Amount of Which Carried at Close of Period, Total	7,980,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(970,000)
Mint Hill MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	16,585,000
Cost Capitalized Subsequent to Acquisition	1,127,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	17,712,000
Gross Amount of Which Carried at Close of Period, Total	17,712,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(2,929,000)
Lafayette Assisted Living Portfolio [Member] | Lafayette Assisted Living Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,327,000
Initial Cost to Company, Building and Improvements	8,225,000
Cost Capitalized Subsequent to Acquisition	217,000
Gross Amount of Which Carried at Close of Period, Land	1,327,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,442,000
Gross Amount of Which Carried at Close of Period, Total	9,769,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(979,000)
Lafayette Assisted Living Portfolio [Member] | Lafayette Assisted Living Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	980,000
Initial Cost to Company, Building and Improvements	4,244,000
Cost Capitalized Subsequent to Acquisition	18,000
Gross Amount of Which Carried at Close of Period, Land	980,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	4,262,000
Gross Amount of Which Carried at Close of Period, Total	5,242,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(520,000)
Evendale MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,620,000
Initial Cost to Company, Building and Improvements	7,583,000
Cost Capitalized Subsequent to Acquisition	848,000
Gross Amount of Which Carried at Close of Period, Land	1,620,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,431,000
Gross Amount of Which Carried at Close of Period, Total	10,051,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,412,000)
Battle Creek MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	960,000
Initial Cost to Company, Building and Improvements	5,717,000
Cost Capitalized Subsequent to Acquisition	429,000
Gross Amount of Which Carried at Close of Period, Land	960,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	6,146,000
Gross Amount of Which Carried at Close of Period, Total	7,106,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,064,000)
Reno MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	64,718,000
Cost Capitalized Subsequent to Acquisition	906,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	65,624,000
Gross Amount of Which Carried at Close of Period, Total	65,624,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(6,984,000)
Athens MOB [Member] | Athens MOB Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	809,000
Initial Cost to Company, Building and Improvements	5,227,000
Cost Capitalized Subsequent to Acquisition	422,000
Gross Amount of Which Carried at Close of Period, Land	809,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	5,649,000
Gross Amount of Which Carried at Close of Period, Total	6,458,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(750,000)
Athens MOB [Member] | Athens MOB Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,084,000
Initial Cost to Company, Building and Improvements	8,772,000
Cost Capitalized Subsequent to Acquisition	109,000
Gross Amount of Which Carried at Close of Period, Land	1,084,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,881,000
Gross Amount of Which Carried at Close of Period, Total	9,965,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,080,000)
SW Illinois Senior Housing Portfolio [Member] | SW Illinois Senior Housing Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,086,000
Initial Cost to Company, Building and Improvements	9,651,000
Cost Capitalized Subsequent to Acquisition	3,000
Gross Amount of Which Carried at Close of Period, Land	1,086,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	9,654,000
Gross Amount of Which Carried at Close of Period, Total	10,740,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,225,000)
SW Illinois Senior Housing Portfolio [Member] | SW Illinois Senior Housing Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	121,000
Initial Cost to Company, Building and Improvements	1,656,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	121,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	1,656,000
Gross Amount of Which Carried at Close of Period, Total	1,777,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(187,000)
SW Illinois Senior Housing Portfolio [Member] | SW Illinois Senior Housing Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	203,000
Initial Cost to Company, Building and Improvements	3,827,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	203,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	3,827,000
Gross Amount of Which Carried at Close of Period, Total	4,030,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(419,000)
SW Illinois Senior Housing Portfolio [Member] | SW Illinois Senior Housing Portfolio Four [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	198,000
Initial Cost to Company, Building and Improvements	3,553,000
Cost Capitalized Subsequent to Acquisition	51,000
Gross Amount of Which Carried at Close of Period, Land	198,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	3,604,000
Gross Amount of Which Carried at Close of Period, Total	3,802,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(406,000)
SW Illinois Senior Housing Portfolio [Member] | SW Illinois Senior Housing Portfolio Five [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	470,000
Initial Cost to Company, Building and Improvements	8,369,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	470,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,369,000
Gross Amount of Which Carried at Close of Period, Total	8,839,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(883,000)
Lawrenceville MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,363,000
Initial Cost to Company, Building and Improvements	9,099,000
Cost Capitalized Subsequent to Acquisition	5,000
Gross Amount of Which Carried at Close of Period, Land	1,363,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	9,104,000
Gross Amount of Which Carried at Close of Period, Total	10,467,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,218,000)
Northern California Senior Housing Portfolio [Member] | Northern California Senior Housing Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	10,760,000
Initial Cost to Company, Building and Improvements	13,631,000
Cost Capitalized Subsequent to Acquisition	(226,000)
Gross Amount of Which Carried at Close of Period, Land	10,760,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	13,405,000
Gross Amount of Which Carried at Close of Period, Total	24,165,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,338,000)
Northern California Senior Housing Portfolio [Member] | Northern California Senior Housing Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	317,000
Initial Cost to Company, Building and Improvements	6,584,000
Cost Capitalized Subsequent to Acquisition	(2,214,000)
Gross Amount of Which Carried at Close of Period, Land	317,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	4,370,000
Gross Amount of Which Carried at Close of Period, Total	4,687,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(666,000)
Northern California Senior Housing Portfolio [Member] | Northern California Senior Housing Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	5,188,000
Initial Cost to Company, Building and Improvements	2,177,000
Cost Capitalized Subsequent to Acquisition	(51,000)
Gross Amount of Which Carried at Close of Period, Land	5,188,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	2,126,000
Gross Amount of Which Carried at Close of Period, Total	7,314,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(206,000)
Northern California Senior Housing Portfolio [Member] | Northern California Senior Housing Portfolio Four [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,266,000
Initial Cost to Company, Building and Improvements	2,818,000
Cost Capitalized Subsequent to Acquisition	(1,438,000)
Gross Amount of Which Carried at Close of Period, Land	1,266,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	1,380,000
Gross Amount of Which Carried at Close of Period, Total	2,646,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(301,000)
Roseburg MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	20,925,000
Cost Capitalized Subsequent to Acquisition	34,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	20,959,000
Gross Amount of Which Carried at Close of Period, Total	20,959,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(2,313,000)
Fairfield County MOB Portfolio [Member] | Fairfield County MOB Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,011,000
Initial Cost to Company, Building and Improvements	3,538,000
Cost Capitalized Subsequent to Acquisition	356,000
Gross Amount of Which Carried at Close of Period, Land	1,011,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	3,894,000
Gross Amount of Which Carried at Close of Period, Total	4,905,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(681,000)
Fairfield County MOB Portfolio [Member] | Fairfield County MOB Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,250,000
Initial Cost to Company, Building and Improvements	6,879,000
Cost Capitalized Subsequent to Acquisition	692,000
Gross Amount of Which Carried at Close of Period, Land	2,250,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	7,571,000
Gross Amount of Which Carried at Close of Period, Total	9,821,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,048,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,058,000
Initial Cost to Company, Building and Improvements	5,118,000
Cost Capitalized Subsequent to Acquisition	518,000
Gross Amount of Which Carried at Close of Period, Land	1,058,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	5,636,000
Gross Amount of Which Carried at Close of Period, Total	6,694,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(687,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,377,000
Initial Cost to Company, Building and Improvements	10,217,000
Cost Capitalized Subsequent to Acquisition	844,000
Gross Amount of Which Carried at Close of Period, Land	1,378,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	11,060,000
Gross Amount of Which Carried at Close of Period, Total	12,438,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,657,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	934,000
Initial Cost to Company, Building and Improvements	6,550,000
Cost Capitalized Subsequent to Acquisition	559,000
Gross Amount of Which Carried at Close of Period, Land	934,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	7,109,000
Gross Amount of Which Carried at Close of Period, Total	8,043,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(867,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio Four [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	949,000
Initial Cost to Company, Building and Improvements	3,476,000
Cost Capitalized Subsequent to Acquisition	178,000
Gross Amount of Which Carried at Close of Period, Land	950,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	3,653,000
Gross Amount of Which Carried at Close of Period, Total	4,603,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(487,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio Five [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	528,000
Initial Cost to Company, Building and Improvements	17,541,000
Cost Capitalized Subsequent to Acquisition	757,000
Gross Amount of Which Carried at Close of Period, Land	529,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	18,297,000
Gross Amount of Which Carried at Close of Period, Total	18,826,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,671,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio Six [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,118,000
Initial Cost to Company, Building and Improvements	9,005,000
Cost Capitalized Subsequent to Acquisition	40,000
Gross Amount of Which Carried at Close of Period, Land	1,118,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	9,045,000
Gross Amount of Which Carried at Close of Period, Total	10,163,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(877,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio Seven [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,782,000
Initial Cost to Company, Building and Improvements	10,019,000
Cost Capitalized Subsequent to Acquisition	994,000
Gross Amount of Which Carried at Close of Period, Land	2,783,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	11,012,000
Gross Amount of Which Carried at Close of Period, Total	13,795,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,278,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio Eight [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	930,000
Initial Cost to Company, Building and Improvements	6,241,000
Cost Capitalized Subsequent to Acquisition	2,475,000
Gross Amount of Which Carried at Close of Period, Land	930,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,716,000
Gross Amount of Which Carried at Close of Period, Total	9,646,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,506,000)
Central Florida Senior Housing Portfolio [Member] | Central Florida Senior Housing Portfolio Nine [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	3,118,000
Initial Cost to Company, Building and Improvements	21,973,000
Cost Capitalized Subsequent to Acquisition	516,000
Gross Amount of Which Carried at Close of Period, Land	3,119,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	22,488,000
Gross Amount of Which Carried at Close of Period, Total	25,607,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(2,629,000)
Central Wisconsin Senior Care Portfolio [Member] | Central Wisconsin Senior Care Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	587,000
Initial Cost to Company, Building and Improvements	3,487,000
Cost Capitalized Subsequent to Acquisition	2,000
Gross Amount of Which Carried at Close of Period, Land	587,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	3,489,000
Gross Amount of Which Carried at Close of Period, Total	4,076,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(346,000)
Central Wisconsin Senior Care Portfolio [Member] | Central Wisconsin Senior Care Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,930,000
Initial Cost to Company, Building and Improvements	14,352,000
Cost Capitalized Subsequent to Acquisition	660,000
Gross Amount of Which Carried at Close of Period, Land	1,930,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	15,012,000
Gross Amount of Which Carried at Close of Period, Total	16,942,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,460,000)
Sauk Prairie MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,154,000
Initial Cost to Company, Building and Improvements	15,194,000
Cost Capitalized Subsequent to Acquisition	35,000
Gross Amount of Which Carried at Close of Period, Land	2,154,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	15,229,000
Gross Amount of Which Carried at Close of Period, Total	17,383,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,579,000)
Surprise MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,759,000
Initial Cost to Company, Building and Improvements	9,037,000
Cost Capitalized Subsequent to Acquisition	329,000
Gross Amount of Which Carried at Close of Period, Land	1,759,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	9,366,000
Gross Amount of Which Carried at Close of Period, Total	11,125,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(923,000)
Southfield MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,782,000
Initial Cost to Company, Land	1,639,000
Initial Cost to Company, Building and Improvements	12,907,000
Cost Capitalized Subsequent to Acquisition	395,000
Gross Amount of Which Carried at Close of Period, Land	1,639,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	13,302,000
Gross Amount of Which Carried at Close of Period, Total	14,941,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,377,000)
Pinnacle Beaumont ALF [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,586,000
Initial Cost to Company, Building and Improvements	17,483,000
Cost Capitalized Subsequent to Acquisition	67,000
Gross Amount of Which Carried at Close of Period, Land	1,586,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	17,550,000
Gross Amount of Which Carried at Close of Period, Total	19,136,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,245,000)
Grand Junction MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,315,000
Initial Cost to Company, Building and Improvements	27,528,000
Cost Capitalized Subsequent to Acquisition	3,000
Gross Amount of Which Carried at Close of Period, Land	1,315,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	27,531,000
Gross Amount of Which Carried at Close of Period, Total	28,846,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(2,153,000)
Edmonds MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	4,167,000
Initial Cost to Company, Building and Improvements	16,770,000
Cost Capitalized Subsequent to Acquisition	361,000
Gross Amount of Which Carried at Close of Period, Land	4,167,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	17,131,000
Gross Amount of Which Carried at Close of Period, Total	21,298,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,313,000)
Pinnacle Warrenton ALF [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	462,000
Initial Cost to Company, Building and Improvements	7,125,000
Cost Capitalized Subsequent to Acquisition	540,000
Gross Amount of Which Carried at Close of Period, Land	462,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	7,665,000
Gross Amount of Which Carried at Close of Period, Total	8,127,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(609,000)
Glendale MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	794,000
Initial Cost to Company, Building and Improvements	5,541,000
Cost Capitalized Subsequent to Acquisition	551,000
Gross Amount of Which Carried at Close of Period, Land	794,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	6,092,000
Gross Amount of Which Carried at Close of Period, Total	6,886,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(684,000)
Missouri Skilled Nursing Facility Portfolio [Member] | Missouri SNF Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,064,000
Initial Cost to Company, Building and Improvements	9,301,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	1,064,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	9,301,000
Gross Amount of Which Carried at Close of Period, Total	10,365,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(697,000)
Missouri Skilled Nursing Facility Portfolio [Member] | Missouri SNF Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,710,000
Initial Cost to Company, Building and Improvements	10,699,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	1,710,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	10,699,000
Gross Amount of Which Carried at Close of Period, Total	12,409,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(873,000)
Missouri Skilled Nursing Facility Portfolio [Member] | Missouri SNF Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	181,000
Initial Cost to Company, Building and Improvements	5,972,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	181,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	5,972,000
Gross Amount of Which Carried at Close of Period, Total	6,153,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(435,000)
Missouri Skilled Nursing Facility Portfolio [Member] | Missouri SNF Portfolio Four [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	473,000
Initial Cost to Company, Building and Improvements	9,856,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	473,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	9,856,000
Gross Amount of Which Carried at Close of Period, Total	10,329,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(699,000)
Missouri Skilled Nursing Facility Portfolio [Member] | Missouri SNF Portfolio Five [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	252,000
Initial Cost to Company, Building and Improvements	7,581,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	252,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	7,581,000
Gross Amount of Which Carried at Close of Period, Total	7,833,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(549,000)
Missouri Skilled Nursing Facility Portfolio [Member] | Missouri SNF Portfolio Six [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	266,000
Initial Cost to Company, Building and Improvements	22,397,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	266,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	22,397,000
Gross Amount of Which Carried at Close of Period, Total	22,663,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,429,000)
Missouri Skilled Nursing Facility Portfolio [Member] | Missouri SNF Portfolio Seven [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	329,000
Initial Cost to Company, Building and Improvements	4,282,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	329,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	4,282,000
Gross Amount of Which Carried at Close of Period, Total	4,611,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(320,000)
Missouri Skilled Nursing Facility Portfolio [Member] | Missouri SNF Portfolio Eight [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	122,000
Initial Cost to Company, Building and Improvements	4,507,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	122,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	4,507,000
Gross Amount of Which Carried at Close of Period, Total	4,629,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(318,000)
Flemington MOB [Member] | Flemington MOB Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,473,000
Initial Cost to Company, Building and Improvements	10,728,000
Cost Capitalized Subsequent to Acquisition	161,000
Gross Amount of Which Carried at Close of Period, Land	1,473,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	10,889,000
Gross Amount of Which Carried at Close of Period, Total	12,362,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(805,000)
Flemington MOB [Member] | Flemington MOB Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	586,000
Initial Cost to Company, Building and Improvements	2,949,000
Cost Capitalized Subsequent to Acquisition	51,000
Gross Amount of Which Carried at Close of Period, Land	586,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	3,000,000
Gross Amount of Which Carried at Close of Period, Total	3,586,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(258,000)
Lawrenceville MOB II [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,000,000
Initial Cost to Company, Building and Improvements	7,737,000
Cost Capitalized Subsequent to Acquisition	305,000
Gross Amount of Which Carried at Close of Period, Land	1,000,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,042,000
Gross Amount of Which Carried at Close of Period, Total	9,042,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(714,000)
Mill Creek MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,453,000
Initial Cost to Company, Building and Improvements	5,935,000
Cost Capitalized Subsequent to Acquisition	8,000
Gross Amount of Which Carried at Close of Period, Land	1,453,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	5,943,000
Gross Amount of Which Carried at Close of Period, Total	7,396,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(396,000)
Modesto MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	12,789,000
Cost Capitalized Subsequent to Acquisition	471,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	13,260,000
Gross Amount of Which Carried at Close of Period, Total	13,260,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(898,000)
Michigan ALF Portfolio [Member] | Michigan ALF Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,334,000
Initial Cost to Company, Building and Improvements	8,422,000
Cost Capitalized Subsequent to Acquisition	1,000
Gross Amount of Which Carried at Close of Period, Land	1,334,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,423,000
Gross Amount of Which Carried at Close of Period, Total	9,757,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(496,000)
Michigan ALF Portfolio [Member] | Michigan ALF Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,179,000
Initial Cost to Company, Land	1,382,000
Initial Cost to Company, Building and Improvements	10,740,000
Cost Capitalized Subsequent to Acquisition	1,000
Gross Amount of Which Carried at Close of Period, Land	1,382,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	10,741,000
Gross Amount of Which Carried at Close of Period, Total	12,123,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(587,000)
Michigan ALF Portfolio [Member] | Michigan ALF Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	799,000
Initial Cost to Company, Building and Improvements	6,984,000
Cost Capitalized Subsequent to Acquisition	3,000
Gross Amount of Which Carried at Close of Period, Land	799,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	6,987,000
Gross Amount of Which Carried at Close of Period, Total	7,786,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(477,000)
Michigan ALF Portfolio [Member] | Michigan ALF Portfolio Four [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	728,000
Initial Cost to Company, Building and Improvements	5,404,000
Cost Capitalized Subsequent to Acquisition	1,000
Gross Amount of Which Carried at Close of Period, Land	728,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	5,405,000
Gross Amount of Which Carried at Close of Period, Total	6,133,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(326,000)
Michigan ALF Portfolio [Member] | Michigan ALF Portfolio Five [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,175,000
Initial Cost to Company, Building and Improvements	12,052,000
Cost Capitalized Subsequent to Acquisition	2,000
Gross Amount of Which Carried at Close of Period, Land	1,175,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	12,054,000
Gross Amount of Which Carried at Close of Period, Total	13,229,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(689,000)
Michigan ALF Portfolio [Member] | Michigan ALF Portfolio Six [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,542,000
Initial Cost to Company, Building and Improvements	12,873,000
Cost Capitalized Subsequent to Acquisition	2,000
Gross Amount of Which Carried at Close of Period, Land	1,542,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	12,875,000
Gross Amount of Which Carried at Close of Period, Total	14,417,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(746,000)
Lithonia MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,129,000
Initial Cost to Company, Building and Improvements	8,842,000
Cost Capitalized Subsequent to Acquisition	15,000
Gross Amount of Which Carried at Close of Period, Land	1,129,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,857,000
Gross Amount of Which Carried at Close of Period, Total	9,986,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(667,000)
West Des Moines SNF [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	672,000
Initial Cost to Company, Building and Improvements	5,753,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	672,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	5,753,000
Gross Amount of Which Carried at Close of Period, Total	6,425,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(318,000)
Great Nord MOB Portfolio [Member] | Great Nord MOB Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building and Improvements	12,976,000
Cost Capitalized Subsequent to Acquisition	16,000
Gross Amount of Which Carried at Close of Period, Land	0
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	12,992,000
Gross Amount of Which Carried at Close of Period, Total	12,992,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(845,000)
Great Nord MOB Portfolio [Member] | Great Nord MOB Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	539,000
Initial Cost to Company, Building and Improvements	8,937,000
Cost Capitalized Subsequent to Acquisition	46,000
Gross Amount of Which Carried at Close of Period, Land	540,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,982,000
Gross Amount of Which Carried at Close of Period, Total	9,522,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(545,000)
Great Nord MOB Portfolio [Member] | Great Nord MOB Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	283,000
Initial Cost to Company, Building and Improvements	4,882,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	283,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	4,882,000
Gross Amount of Which Carried at Close of Period, Total	5,165,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(289,000)
Great Nord MOB Portfolio [Member] | Great Nord MOB Portfolio Four [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,452,000
Initial Cost to Company, Building and Improvements	11,126,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	1,451,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	11,127,000
Gross Amount of Which Carried at Close of Period, Total	12,578,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(619,000)
Overland Park MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	2,437,000
Initial Cost to Company, Building and Improvements	23,169,000
Cost Capitalized Subsequent to Acquisition	4,243,000
Gross Amount of Which Carried at Close of Period, Land	2,437,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	27,412,000
Gross Amount of Which Carried at Close of Period, Total	29,849,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(1,194,000)
Blue Badger MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,838,000
Initial Cost to Company, Building and Improvements	10,646,000
Cost Capitalized Subsequent to Acquisition	1,000
Gross Amount of Which Carried at Close of Period, Land	1,838,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	10,647,000
Gross Amount of Which Carried at Close of Period, Total	12,485,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(481,000)
Bloomington MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	3,178,000
Initial Cost to Company, Building and Improvements	13,547,000
Cost Capitalized Subsequent to Acquisition	67,000
Gross Amount of Which Carried at Close of Period, Land	3,179,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	13,613,000
Gross Amount of Which Carried at Close of Period, Total	16,792,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(580,000)
Memphis MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,210,000
Initial Cost to Company, Building and Improvements	6,775,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	1,209,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	6,776,000
Gross Amount of Which Carried at Close of Period, Total	7,985,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(312,000)
Haverhill MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,620,000
Initial Cost to Company, Building and Improvements	12,537,000
Cost Capitalized Subsequent to Acquisition	0
Gross Amount of Which Carried at Close of Period, Land	1,620,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	12,537,000
Gross Amount of Which Carried at Close of Period, Total	14,157,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(522,000)
Fresno MOB [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,412,000
Initial Cost to Company, Building and Improvements	8,155,000
Cost Capitalized Subsequent to Acquisition	1,000
Gross Amount of Which Carried at Close of Period, Land	1,412,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	8,156,000
Gross Amount of Which Carried at Close of Period, Total	9,568,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(379,000)
Colorado Foothills MOB Portfolio [Member] | Colorado Foothills MOB Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	720,000
Initial Cost to Company, Building and Improvements	4,615,000
Cost Capitalized Subsequent to Acquisition	223,000
Gross Amount of Which Carried at Close of Period, Land	720,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	4,838,000
Gross Amount of Which Carried at Close of Period, Total	5,558,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(255,000)
Colorado Foothills MOB Portfolio [Member] | Colorado Foothills MOB Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	970,000
Initial Cost to Company, Building and Improvements	10,307,000
Cost Capitalized Subsequent to Acquisition	70,000
Gross Amount of Which Carried at Close of Period, Land	970,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	10,377,000
Gross Amount of Which Carried at Close of Period, Total	11,347,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(425,000)
Colorado Foothills MOB Portfolio [Member] | Colorado Foothills MOB Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,443,000
Initial Cost to Company, Building and Improvements	11,123,000
Cost Capitalized Subsequent to Acquisition	93,000
Gross Amount of Which Carried at Close of Period, Land	1,443,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	11,216,000
Gross Amount of Which Carried at Close of Period, Total	12,659,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(545,000)
Catalina West Haven ALF [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,716,000
Initial Cost to Company, Building and Improvements	9,633,000
Cost Capitalized Subsequent to Acquisition	5,000
Gross Amount of Which Carried at Close of Period, Land	1,716,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	9,638,000
Gross Amount of Which Carried at Close of Period, Total	11,354,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(305,000)
Louisiana Senior Housing Portfolio [Member] | Louisiana Senior Housing Portfolio One [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,139,000
Initial Cost to Company, Building and Improvements	5,674,000
Cost Capitalized Subsequent to Acquisition	29,000
Gross Amount of Which Carried at Close of Period, Land	1,139,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	5,703,000
Gross Amount of Which Carried at Close of Period, Total	6,842,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(222,000)
Louisiana Senior Housing Portfolio [Member] | Louisiana Senior Housing Portfolio Two [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	740,000
Initial Cost to Company, Building and Improvements	3,795,000
Cost Capitalized Subsequent to Acquisition	6,000
Gross Amount of Which Carried at Close of Period, Land	740,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	3,801,000
Gross Amount of Which Carried at Close of Period, Total	4,541,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(155,000)
Louisiana Senior Housing Portfolio [Member] | Louisiana Senior Housing Portfolio Three [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	881,000
Initial Cost to Company, Building and Improvements	5,258,000
Cost Capitalized Subsequent to Acquisition	35,000
Gross Amount of Which Carried at Close of Period, Land	881,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	5,293,000
Gross Amount of Which Carried at Close of Period, Total	6,174,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(198,000)
Louisiana Senior Housing Portfolio [Member] | Louisiana Senior Housing Portfolio Four [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,273,000
Initial Cost to Company, Building and Improvements	6,993,000
Cost Capitalized Subsequent to Acquisition	6,000
Gross Amount of Which Carried at Close of Period, Land	1,273,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	6,999,000
Gross Amount of Which Carried at Close of Period, Total	8,272,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(231,000)
Louisiana Senior Housing Portfolio [Member] | Louisiana Senior Housing Portfolio Five [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	855,000
Initial Cost to Company, Building and Improvements	4,152,000
Cost Capitalized Subsequent to Acquisition	8,000
Gross Amount of Which Carried at Close of Period, Land	855,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	4,160,000
Gross Amount of Which Carried at Close of Period, Total	5,015,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	(170,000)
Catalina Madera ALF [Member] | Property, Excluding Construction in Progress
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	1,051,000
Initial Cost to Company, Building and Improvements	15,536,000
Cost Capitalized Subsequent to Acquisition	86,000
Gross Amount of Which Carried at Close of Period, Land	1,052,000
Gross Amount of Which Carried at Close of Period, Buildings and Improvements	15,622,000
Gross Amount of Which Carried at Close of Period, Total	16,674,000
Gross Amount of Which Carried at Close of Period, Accumulated Deprecation	$ (466,000)